Interest Revenue and Expenses (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)
Interest revenue
Commercial loans		$ 786,794	$ 856,172	$ 852,202
Consumer loans		614,393	613,962	573,306
Residential mortgage loans		401,862	447,582	469,633
Financial investments		35,403	30,725	62,860
Repurchase agreements		7,337	9,053	9,389
Loans and advances to banks		15,024	32,280	28,267
Gain (loss) from accounting hedges		20,722	(76,378)	(90,620)
Other interest revenue		5,165	3,596	3,420
Total	$ 3,065,661	1,886,700	1,916,992	1,908,457
Interest income from impaired loans		6,426	5,629
Interest expenses
Savings accounts and time deposits		297,277	376,541	341,955
Debt issued		268,203	309,589	329,111
Other financial obligations		1,640	1,916	2,249
Repurchase agreements		5,193	6,223	7,216
Borrowings from financial institutions		19,255	13,504	10,171
(Gain) loss from accounting hedges		54,834	(24,190)	(20,256)
Demand deposits		5,350	6,241	8,658
Other interest expenses		253	435	1,065
Total	$ 1,059,430	652,005	690,259	680,169
Loss from accounting hedge
Cash Flow hedge		(29,477)	(45,559)	(64,821)
Fair value hedge		(4,635)	(6,629)	(5,543)
Total		$ (34,112)	$ (52,188)	$ (70,364)